Financial Instruments - Summary of Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements (Detail) - Liquidity risk [member] - USD ($)
$ in Thousands
	Mar. 31, 2021	Mar. 31, 2020
Non-derivative Financial Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	$ 321,938	$ 133,810
Contractual cash flows	(372,943)	(146,742)
Non-derivative Financial Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(110,724)	(102,318)
Non-derivative Financial Liabilities [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(1,972)	(2,984)
Non-derivative Financial Liabilities [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(9,579)	(10,919)
Non-derivative Financial Liabilities [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(244,209)	(18,438)
Non-derivative Financial Liabilities [Member] | More Than Five Years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(6,459)	(12,083)
Lease Liabilities [Member] | Non-derivative Financial Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	15,646	24,553
Contractual cash flows	(21,956)	(35,539)
Lease Liabilities [Member] | Non-derivative Financial Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(1,745)	(3,236)
Lease Liabilities [Member] | Non-derivative Financial Liabilities [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(1,798)	(2,779)
Lease Liabilities [Member] | Non-derivative Financial Liabilities [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(3,636)	(4,978)
Lease Liabilities [Member] | Non-derivative Financial Liabilities [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(8,318)	(12,463)
Lease Liabilities [Member] | Non-derivative Financial Liabilities [Member] | More Than Five Years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(6,459)	(12,083)
Secured bank loans [Member] | Non-derivative Financial Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	735	1,031
Contractual cash flows	(824)	(1,188)
Secured bank loans [Member] | Non-derivative Financial Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(186)	(207)
Secured bank loans [Member] | Non-derivative Financial Liabilities [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(174)	(205)
Secured bank loans [Member] | Non-derivative Financial Liabilities [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(258)	(371)
Secured bank loans [Member] | Non-derivative Financial Liabilities [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(206)	(405)
Trades and other payables [Member] | Non-derivative Financial Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	53,581	70,747
Contractual cash flows	(53,581)	(70,747)
Trades and other payables [Member] | Non-derivative Financial Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(53,581)	(70,747)
Other Liabilities Related to Business Combination [Member] | Non-derivative Financial Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	14,875	14,921
Contractual cash flows	(17,055)	(16,710)
Other Liabilities Related to Business Combination [Member] | Non-derivative Financial Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(5,685)	(5,570)
Other Liabilities Related to Business Combination [Member] | Non-derivative Financial Liabilities [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(5,685)	(5,570)
Other Liabilities Related to Business Combination [Member] | Non-derivative Financial Liabilities [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(5,685)	(5,570)
Refund due to customers [Member] | Non-derivative Financial Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	49,527	22,558
Contractual cash flows	(49,527)	(22,558)
Refund due to customers [Member] | Non-derivative Financial Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(49,527)	$ (22,558)
Convertible notes [Member]
Disclosure of financial liability [Line Items]
Carrying amount	187,574
Contractual cash flows	(230,000)
Convertible notes [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	$ (230,000)